Income Taxes (Narrative) (Details) - Mar. 31, 2015 - USD ($) $ in Thousands	Total
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 450
Operating Loss Carryforward Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 217
Net operating loss carry-forward expiration dates	Dec. 31, 2015
Operating Loss Carryforward Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 179
Net operating loss carry-forward expiration dates	Dec. 31, 2016
Operating Loss Carryforward Expiration Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 69
Net operating loss carry-forward expiration dates	Dec. 31, 2017
Operating Loss Carryforward Expiration Period Four [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 23
Net operating loss carry-forward expiration dates	Dec. 31, 2018
Operating Loss Carryforward Expiration Period Five [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 19
Net operating loss carry-forward expiration dates	Dec. 31, 2019
Income Tax Contingency for Taxable Calendar Year Ending 2004 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 154
Income Tax Contingency for Taxable Calendar Year Ending 2005 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	92
Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	166
Income Tax Contingency for Quarterly Period Ending March 31, 2007 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	38
Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 101